UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21413

Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating

Rate Income Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 11/30/2017

Item 1 – Schedule of Investments

Schedule of Investments (Unaudited) November 30, 2017	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Shares/ Par (000)		Value
Common Stocks — 0.2%
Chemicals — 0.0%
GEO Specialty Chemicals, Inc.(a)(b)		167,777	$72,144
Diversified Financial Services — 0.1%
Kcad Holdings I Ltd.(a)(b)		309,827,230	591,770
Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.		14,906	4,188
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Corp.(b)		19,011	251,896
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.(b)		1,860	15,364
Specialty Retail — 0.0%
Things Remembered, Inc.(a)(b)		932,803	9

Total Common Stocks — 0.2% (Cost — $3,889,548)			935,371

Asset-Backed Securities — 1.9%
ALM VII R Ltd., Series 2013-7RA, Class BR, (3 mo. LIBOR US + 2.70%), 4.06%, 10/15/28(c)(d)	USD	250	255,698
ALM XIV Ltd., Series 2014-14A, Class C, (3 mo. LIBOR US + 3.45%), 4.83%, 07/28/26(c)(d)		462	465,027
ALM XVII Ltd., Series 2015-17A, Class C1, (3 mo. LIBOR US + 4.15%), 5.51%, 01/15/28(c)(d)		500	507,002
AMMC CLO Ltd., Series 2014-15A, Class D, (3 mo. LIBOR US + 4.20%), 5.52%, 12/09/26(c)(d)		250	256,356
Ares CLO Ltd., Series 2016-40A, Class C, (3 mo. LIBOR US + 3.70%), 5.06%, 10/15/27(c)(d)		250	253,036
Ares XXXII CLO Ltd., Series 2014-32A, Class CR, (3 mo. LIBOR US + 3.45%), 4.87%, 11/15/25(c)(d)		1,000	1,005,172
Ares XXXIII CLO Ltd., Series 2015-1A, Class A2R, (3 mo. LIBOR US + 1.95%), 3.27%, 12/05/25(c)(d)		450	455,069
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class DR, (3 mo. LIBOR US + 3.60%), 4.96%, 10/15/26(c)(d)		750	752,468
Atrium X, Series 10A, Class DR, (3 mo. LIBOR US + 3.00%), 4.36%, 07/16/25(c)(d)		250	250,498
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A2R, (3 mo. LIBOR US + 2.05%), 3.41%, 01/20/29(c)(d)		500	505,333

Security	Par (000)		Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO VIII Ltd., Series 2015-8A(c)(d):
Class B, (3 mo. LIBOR US + 3.00%), 4.36%, 01/20/28	USD	500	$502,455
Class C, (3 mo. LIBOR US + 3.90%), 5.26%, 01/20/28		500	504,432
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class C, 4.40%, 10/15/30(d)(e)		250	253,054
CIFC Funding II Ltd., Series 2014-2A, Class A3LR, (3 mo. LIBOR US + 2.25%), 3.70%, 05/24/26(c)(d)		280	280,799
CIFC Funding Ltd., Series 2013-4A, Class DR, (3 mo. LIBOR US + 3.35%), 4.81%, 11/27/24(c)(d)		250	251,100
GoldenTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 2.20%), 3.56%, 04/20/29(c)(d)		250	250,560
Highbridge Loan Management Ltd., Series 2013-2A, Class CR, 4.26%, 10/20/29(d)(e)		250	255,619
LCM XVIII LP, Series 18A, Class INC, 0.00%, 04/20/27(d)		1,000	585,796
OZLM XIX Ltd., Series 2017-19A, Class C, 4.47%, 11/22/30(d)(e)		250	250,000
Sound Point CLO III, Ltd., Series 2013-2A, Class DR, (3 mo. LIBOR US + 3.35%), 4.71%, 07/15/25(c)(d)		250	250,481
TCI-Cent CLO Ltd., Series 2016-1A, Class A2, (3 mo. LIBOR US + 2.20%), 3.57%, 12/21/29(c)(d)		300	303,754
Treman Park CLO Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 3.86%), 5.22%, 04/20/27(c)(d)		1,400	1,410,904
Venture XIX CLO Ltd., Series 2014-19A, Class BR, (3 mo. LIBOR US + 2.00%), 3.36%, 01/15/27(c)(d)		250	251,996

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (Unaudited) (continued) November 30, 2017	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
Webster Park CLO Ltd., Series 2015-1A, Class C, (3 mo. LIBOR US + 4.05%), 5.41%, 01/20/27(c)(d)	USD	500	$501,972

Total Asset-Backed Securities — 1.9% (Cost — $10,645,167)			10,558,581

Corporate Bonds — 8.5%
Airlines — 0.5%
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 06/03/18		2,605	2,657,100

Banks — 0.0%
CIT Group, Inc., 5.00%, 08/01/23		135	145,287

Building Products — 0.1%
Beacon Escrow Corp., 4.88%, 11/01/25(d)		853	870,060

Capital Markets — 0.3%
Blackstone CQP Holdco LP(d):
6.50%, 03/20/21		1,536	1,555,200
6.00%, 08/18/21		249	249,000

			1,804,200
Chemicals — 0.9%
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(d)		856	877,400
GEO Specialty Chemicals, Inc., 1.00%, 10/18/25(a)		1,820	2,993,394
Momentive Performance Materials, Inc., 3.88%, 10/24/21		1,083	1,123,613

			4,994,407
Communications Equipment — 0.2%
Avaya, Inc., 0.00%, 04/01/19(b)(d)(f)		1,347	1,033,823

Containers & Packaging — 0.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 05/15/24(d)		300	328,500

Security	Par (000)		Value
Corporate Bonds (continued)
Containers & Packaging (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, (3 mo. LIBOR US + 3.50%), 4.86%, 07/15/21(c)(d)	USD	3,795	$3,861,412

			4,189,912
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(d)		300	331,125

Diversified Telecommunication Services — 0.4%
Level 3 Financing, Inc., 5.25%, 03/15/26		2,158	2,116,189

Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/01/20(a)(b)(d)		1,061	—

Environmental, Maintenance, & Security Service — 0.1%
Tervita Escrow Corp., 7.63%, 12/01/21(d)		540	546,750

Health Care Providers & Services — 0.1%
CHS/Community Health Systems, Inc., 5.13%, 08/01/21		555	520,313

Hotels, Restaurants & Leisure — 0.4%
New Red Finance, Inc., 5.00%, 10/15/25(d)		980	1,003,887
Scientific Games International, Inc., 7.00%, 01/01/22(d)		1,160	1,223,800

			2,227,687
Media — 1.0%
Altice Financing SA(d):
6.63%, 02/15/23		550	563,750
7.50%, 05/15/26		875	914,375
Altice US Finance I Corp., 5.50%, 05/15/26(d)		350	354,375
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		1,218	1,236,270
Series B, 7.63%, 03/15/20		545	539,550
CSC Holdings LLC, 10.88%, 10/15/25(d)		410	484,569
SFR Group SA(d):
6.00%, 05/15/22		842	848,845
7.38%, 05/01/26		616	620,546

			5,562,280
Metals & Mining — 1.4%
Constellium NV, 6.63%, 03/01/25(d)		300	318,750

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (continued) November 30, 2017	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Corporate Bonds (continued)
Metals & Mining (continued)
Freeport-McMoRan, Inc.:
2.38%, 03/15/18	USD	2,021	$2,018,474
3.88%, 03/15/23		625	617,875
Novelis Corp., 6.25%, 08/15/24(d)		1,460	1,536,650
Teck Resources Ltd., 3.75%, 02/01/23		3,058	3,088,580

			7,580,329
Oil, Gas & Consumable Fuels — 1.2%
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24		670	760,450
CONSOL Energy, Inc., 5.88%, 04/15/22		2,262	2,312,895
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(d)		995	1,027,337
Halcon Resources Corp., 6.75%, 02/15/25(d)		284	288,260
MEG Energy Corp., 6.50%, 01/15/25(d)		1,256	1,230,880
NGPL PipeCo LLC(d):
4.38%, 08/15/22		590	604,750
4.88%, 08/15/27		415	430,841

			6,655,413
Pharmaceuticals — 0.3%
Valeant Pharmaceuticals International, Inc., 5.50%, 11/01/25(d)		1,870	1,893,562

Software — 0.7%
Infor US, Inc., 6.50%, 05/15/22		1,176	1,211,280
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(d)		1,433	1,612,125
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 02/01/23(d)		866	909,300

			3,732,705
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 7.00%, 08/15/20		325	346,937
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23		72	79,583

			426,520

Total Corporate Bonds — 8.5% (Cost — $46,304,633)			47,287,662

Floating Rate Loan Interests — 138.2%
Aerospace & Defense — 2.5%
Accudyne Industries LLC, 2017 Term Loan, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.08%, 08/02/24(g)		3,490	3,504,553
DAE Aviation Holdings, Inc., 1st Lien Term Loan, 5.08%, 07/07/22(g)		510	512,933

Security	Par (000)		Value
Floating Rate Loan Interests (continued)
Aerospace & Defense (continued)
Engility Corp.(g):
Term Loan B1, (1 mo. LIBOR + 2.75%), 4.10%, 08/12/20	USD	320	$321,270
Term Loan B2, (PRIME + 2.50%), 4.60%, 08/12/23		571	575,861
GTCR Valor Companies, Inc., 2017 Term Loan B1, (3 mo. LIBOR + 4.25%), 5.58%, 06/16/23(g)		772	781,172
TransDigm, Inc. (g):
2017 Extended Term Loan F, (1 mo. LIBOR + 2.75%), 4.33%, 06/09/23		7,431	7,432,171
2017 Term Loan E, (1 mo. LIBOR + 2.75%), 4.33%, 05/16/22		859	860,634

			13,988,594
Air Freight & Logistics — 1.6%
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2, (1 mo. LIBOR + 2.25%), 3.53%, 04/03/22(g)		6,283	6,283,173
CEVA Group PLC, Letter of Credit, (3 mo. LIBOR + 5.50%), 6.50%, 03/19/21(a)(g)		732	681,309
CEVA Intercompany BV, Dutch Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 6.88%, 03/19/21(g)		747	709,741
CEVA Logistics Canada ULC, Canadian Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 6.88%, 03/19/21(g)		129	122,371
CEVA Logistics US Holdings, Inc., Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 6.88%, 03/19/21(g)		995	945,302

			8,741,896
Airlines — 0.0%
Northwest Airlines, Inc., Term Loan, (6 mo. LIBOR + 1.23%), 2.68%, 09/10/18(a)(g)		239	236,361

Auto Components — 0.9%
Boing US Holdco Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.88%, 10/03/24(a)(g)		1,260	1,269,450
Dayco Products LLC, 2017 Term Loan B, (3 mo. LIBOR + 5.00%), 6.48%, 05/19/23(a)(g)		1,025	1,032,537
FPC Holdings, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.00%), 5.33%, 11/19/19(g)		987	978,762

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Unaudited) (continued) November 30, 2017	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Floating Rate Loan Interests (continued)
Auto Components (continued)
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, (1 mo. LIBOR + 2.00%), 3.27%, 04/30/19(g)	USD	582	$582,638
GPX International Tire Corp., Term Loan (a)(b)(f):
12.25%, 03/30/12		1,097	—
PIK, 13.00%, 03/30/12(h)		18	—
USI, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 4.35%, 05/16/24(g)		1,305	1,298,475

			5,161,862
Automobiles — 0.3%
CH Hold Corp.(g):
1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.35%, 02/01/24		1,281	1,290,722
2nd Lien Term Loan, (1 mo. LIBOR + 7.25% 1.00% Floor), 8.60%, 02/01/25(a)		245	249,900

			1,540,622
Banks — 0.3%
Capri Finance LLC, 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 4.63%, 11/01/24(g)		1,637	1,631,893

Building Materials — 0.3%
Allied Universal HoldCo LLC, 2015 Term Loan, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.08%, 07/28/22(g)		844	839,020
USAGM HoldCo LLC, 2015 2nd Lien Term Loan, (3 mo. LIBOR + 8.50% 1.00% Floor), 9.88%, 07/28/23 (g)		645	641,240

			1,480,260
Building Products — 1.5%
Continental Building Products LLC, 2017 Term Loan B, (3 mo. LIBOR + 2.50%), 3.83%, 08/18/23(g)		1,115	1,117,768
CPG International Inc., 2017 Term Loan, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.08%, 05/03/24(g)		1,947	1,952,194
Jeld-Wen, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.33%, 07/01/22(g)		1,759	1,770,204
Ply Gem Industries, Inc., Term Loan, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.33%, 02/01/21(g)		770	774,304

Security	Par (000)		Value
Floating Rate Loan Interests (continued)
Building Products (continued)
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.59%, 12/19/23(g)	USD	2,727	$2,745,514

			8,359,984
Capital Markets — 1.0%
Duff & Phelps Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.61%, 10/14/24(g)		715	715,221
FinCo I LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 2.75%, 06/14/22(g)		1,460	1,475,330
Greenhill & Co., Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.11%, 10/12/22 (g)		1,577	1,582,914
RPI Finance Trust, Term Loan B6, (3 mo. LIBOR + 2.00%), 3.33%, 03/27/23(g)		1,723	1,730,205

			5,503,670
Chemicals — 4.1%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.33%, 01/31/24(g)		1,022	1,028,398
Axalta Coating Systems US Holdings, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 3.33%, 06/01/24(g)		2,333	2,340,158
CeramTec Acquisition Corp., Term Loan B2, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.23%, 08/30/20(g)		113	112,790
Charter NEX US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 05/16/24 (g)		1,451	1,457,255
Chemours Company, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 3.85%, 05/12/22(g)		906	913,089
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.83%, 06/28/24(g)		620	622,065
Encapsys LLC, 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.58%, 11/07/24(g)		1,045	1,050,883
Evergreen Acqco 1 LP, Term Loan, (3 mo. LIBOR + 3.75%), 5.11%, 07/09/19(g)		445	402,135
H.B. Fuller Co., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.53%, 10/12/24(g)		2,345	2,353,465

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (continued) November 30, 2017	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Floating Rate Loan Interests (continued)
Chemicals (continued)
Huntsman International LLC, Term Loan B2, (1 mo. LIBOR + 3.00%), 4.35%, 04/01/23(a)(g)	USD	801	$806,135
MacDermid, Inc.(g):
Term Loan B6, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.35%, 06/07/23		1,423	1,429,643
Term Loan B7, (1 mo. LIBOR + 2.50% 1.00% Floor), 3.85%, 06/07/20		2,065	2,077,935
OXEA Finance & Cy SCA, 2017 Term Loan, (3 mo. LIBOR + 3.50%), 4.88%, 10/11/24(g)		3,580	3,585,979
PQ Corp., 2017 Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.63%, 11/04/22(g)		1,375	1,386,951
Solenis International LP(g):
1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.73%, 07/31/21		1,493	1,499,267
2nd Lien Term Loan, (3 mo. LIBOR + 6.75% 1.00% Floor), 8.23%, 07/31/22		1,583	1,542,924
Tata Chemicals North America, Inc., Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.13%, 08/07/20(g)		422	421,990

			23,031,062
Commercial Services & Supplies — 7.3%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 3.45%, 11/10/23(g)		3,313	3,314,675
Asurion LLC(g):
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%), 7.35%, 08/04/25		986	1,010,897
2017 Term Loan B4, (1 mo. LIBOR + 2.75%), 4.10%, 08/04/22		1,995	2,003,485
2017 Term Loan B5, (1 mo. LIBOR + 3.00%), 4.35%, 11/03/23		3,112	3,123,015
Camelot UK Holdco Ltd., 2017 Repriced Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 10/03/23(g)		3,874	3,884,742
Casella Waste Systems, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 3.77%, 10/17/23(g)		933	935,282
Catalent Pharma Solutions, Inc., Term Loan B, (1 Week LIBOR + 2.25% 1.00% Floor), 3.49%, 05/20/21(g)		3,602	3,617,526

Security	Par (000)		Value
Floating Rate Loan Interests (continued)
Commercial Services & Supplies (continued)
Clean Harbors, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 3.35%, 06/27/24(g)	USD	658	$661,642
Creative Artists Agency LLC, 2017 1st Lien Term Loan B, (PRIME + 2.50%), 4.75%, 02/15/24(g)		2,074	2,092,475
Dealer Tire LLC, 2016 Term Loan B, (1 Week LIBOR + 3.75% 1.00% Floor), 5.13%, 12/22/21(g)		993	995,651
Employbridge LLC, Exit Term Loan, (3 mo. LIBOR + 6.50% 1.00% Floor), 7.83%, 05/16/20(g)		371	356,769
Garda World Security Corp., 2017 Term Loan, (PRIME + 3.00%), 5.24%, 05/24/24(g)		920	922,886
Harland Clarke Holdings Corp., Term Loan B6, 6.83%, 02/09/22(g)		945	947,261
KAR Auction Services, Inc.(g):
Term Loan B4, (3 mo. LIBOR + 2.25%), 3.63%, 03/11/21		866	869,553
Term Loan B5, (3 mo. LIBOR + 2.50%), 3.88%, 03/09/23		1,370	1,377,230
Livingston International, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 5.58%, 04/18/19(g)		543	523,130
Packers Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 4.74%, 12/02/21(g)		1,483	1,485,436
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.10%, 05/02/22(g)		2,795	2,814,419
US Security Associates Holdings, Inc., 2016 Term Loan, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.33%, 07/14/23(g)		2,404	2,429,375
West Corp., 2017 Term Loan, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.35%, 10/10/24(g)		3,379	3,373,139
Wrangler Buyer Corp., Term Loan B, (1 mo. LIBOR + 3.00%), 4.35%, 09/27/24(g)		3,608	3,629,182

			40,367,770
Communications Equipment — 1.8%
Avantor, Inc., 2017 1st Lien Term Loan, 4.86%, 09/07/24(g)		2,797	2,797,867

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Unaudited) (continued) November 30, 2017	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Floating Rate Loan Interests (continued)
Communications Equipment (continued)
Avaya, Inc.(g):
DIP Term Loan, 8.70%, 01/24/18	USD	60	$59,968
Exit Term Loan B, 6.15%, 11/08/24		2,390	2,356,277
Term Loan B7, 0.00%, 05/29/20(f)		248	189,431
Colorado Buyer, Inc., Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.38%, 05/01/24(g)		1,721	1,728,861
CommScope, Inc., Term Loan B5, (1 mo. LIBOR + 2.00%), 3.38%, 12/29/22(a)(g)		674	677,727
Riverbed Technology, Inc., 2016 Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 04/24/22(g)		854	837,809
Securus Technologies Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 4.50% 1.00% Floor), 5.85%, 11/01/24(g)		1,160	1,169,790

			9,817,730
Construction & Engineering — 1.6%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25% 1.00% Floor), 5.63%, 06/21/24(g)		6,441	6,467,458
CNT Holdings III Corp., 2017 Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 01/22/23(g)		1,049	1,014,777
Pike Corp., Replacement Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 4.85%, 09/20/24(g)		544	551,201
USIC Holdings, Inc., 2017 Term Loan B, (6 mo. LIBOR + 3.50% 1.00% Floor), 5.00%, 12/08/23(g)		924	930,390

			8,963,826
Construction Materials — 1.6%
Core & Main LP, 2017 Term Loan B, (6 mo. LIBOR + 3.00% 1.00% Floor), 4.46%, 08/01/24(g)		2,785	2,800,680
Filtration Group Corp., 1st Lien Term Loan, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.38%, 11/21/20(g)		3,596	3,621,302
GYP Holdings III Corp., 2017 Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.38%, 04/01/23(g)		2,219	2,231,342

			8,653,324

Security	Par (000)		Value
Floating Rate Loan Interests (continued)
Containers & Packaging — 1.6%
Berlin Packaging LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.50%, 10/01/21(g)	USD	583	$587,278
Berry Plastics Group, Inc., Term Loan M, (1 mo. LIBOR + 2.25%), 3.50%, 10/01/22(g)		5,035	5,051,034
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 4.52%, 04/03/24(g)		1,795	1,801,555
Plastipak Holdings, Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 4.02%, 10/04/24(g)		885	889,204
Proampac PG Borrower LLC, 2016 1st Lien Term Loan, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.38%, 11/18/23(g)		492	492,802

			8,821,873
Distributors — 1.0%
American Builders & Contractors Supply Co., Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 3.85%, 10/31/23(g)		2,667	2,675,799
American Tire Distributors Holdings, Inc., 2015 Term Loan, (1 mo. LIBOR + 4.25% 1.00% Floor), 5.60%, 09/01/21(g)		928	933,360
TriMark USA LLC (g):
2017 1st Lien Term Loan, (2 mo. LIBOR + 3.50%), 4.82%, 09/26/24		1,983	1,995,274
Delayed Draw Term Loan, 5.07%, 09/26/24		67	67,249

			5,671,682
Diversified Consumer Services — 3.4%
AI Aqua Merger Sub, Inc., 2017 Incremental Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 4.85%, 12/13/23(g)		2,095	2,110,712
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 07/12/24(g)		1,165	1,170,825
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (PRIME + 1.25%), 3.60%, 11/07/23(g)		2,940	2,946,703
Equian LLC, Term Loan B, (1 mo. LIBOR + 3.75% 1.00% Floor), 5.04%, 05/20/24(g)		1,699	1,709,437

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (continued) November 30, 2017	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Floating Rate Loan Interests (continued)
Diversified Consumer Services (continued)
J.D. Power and Associates, 1st Lien Term Loan, (3 mo. LIBOR + 4.25% 1.00% Floor), 5.58%, 09/07/23(g)	USD	1,407	$1,415,791
Serta Simmons Bedding LLC, 1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.84%, 11/08/23(g)		3,885	3,749,472
ServiceMaster Co., 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 3.85%, 11/08/23(g)		2,449	2,452,395
Spin Holdco Inc., 2017 Term Loan B, (2 mo. LIBOR + 3.75% 1.00% Floor), 5.15%, 11/14/22(g)		1,171	1,179,311
Wand Intermediate I LP, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.33%, 09/17/21(g)		1,375	1,383,963
Weight Watchers International, Inc., 2017 Term Loan B, 4.75%, 11/17/24(g)		621	610,403

			18,729,012
Diversified Financial Services — 1.3%
AlixPartners LLP, 2017 Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.08%, 04/04/24(g)		3,062	3,074,064
Diamond US Holding LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.58%, 04/06/24(a)(g)		951	950,680
Kingpin Intermediate Holdings LLC, 2017 1st Lien Term Loan B, (3 mo. LIBOR + 4.25% 1.00% Floor), 5.57%, 06/28/24(g)		1,566	1,577,820
Nomad Foods Europe Midco Ltd., Term Loan B, (1 mo. LIBOR + 2.75%), 4.00%, 05/15/24(g)		880	882,200
SAM Finance Luxembourg Sarl, Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.57%, 12/17/20(g)		596	598,370

			7,083,134
Diversified Telecommunication Services — 7.2%
CenturyLink, Inc.:
2017 Term Loan A, 6.00%, 02/09/22(g)		1,100	1,090,716
2017 Term Loan B, (1 mo. LIBOR + 2.75%), 2.75%, 01/31/25		9,942	9,513,301
Consolidated Communications, Inc., 2016 Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.35%, 10/04/23(g)		418	411,132

Security	Par (000)		Value
Floating Rate Loan Interests (continued)
Diversified Telecommunication Services (continued)
Frontier Communications Corp., 2017 Term Loan B1, (1 mo. LIBOR + 3.75%), 5.09%, 06/15/24(g)	USD	1,765	$1,678,554
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.35%, 05/16/24(g)		1,511	1,510,744
Level 3 Financing, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.25%), 3.70%, 02/22/24(g)		6,989	6,980,264
Lumos Networks Operating Co.(g):
1st Lien Term Loan B, 4.63%, 10/16/24		976	979,622
Topco Term Loan, 4.67%, 10/16/24		955	954,647
Sprint Communications, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 2.50%), 3.88%, 02/02/24(g)		2,890	2,889,752
Telenet International Finance Sarl(g):
Term Loan AI, (1 mo. LIBOR + 2.75%), 4.00%, 06/30/25		6,045	6,048,385
Term Loan AL, 4.08%, 06/30/25		4,650	4,650,000
Telesat Canada, Term Loan B4, (2 mo. LIBOR + 3.00%), 4.32%, 11/17/23(g)		1,136	1,140,287
Virgin Media Investment Holdings Ltd., GBP Term Loan L, (LIBOR—GBP + 3.25%), 3.75%, 01/31/27(g)	GBP	1,000	1,351,629
Zayo Group LLC, 2017 Term Loan B1, (1 mo. LIBOR + 2.00%), 3.31%, 01/19/21(g)	USD	1,136	1,137,216

			40,336,249
Electric Utilities — 2.0%
Energy Future Intermediate Holding Co. LLC, 2017 DIP Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.35%, 06/30/18(g)		6,640	6,660,186
PrimeLine Utility Services LLC, Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 6.88%, 11/12/22(g)		1,359	1,361,437
TEX Operations Co. LLC(g):
Exit Term Loan B, (3 mo. LIBOR + 2.75%), 4.08%, 08/04/23		2,046	2,054,445
Exit Term Loan C, (3 mo. LIBOR + 2.75%), 4.08%, 08/04/23		471	473,213
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 11/10/18(a)(b)(f)		1,710	—

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Unaudited) (continued) November 30, 2017	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Floating Rate Loan Interests (continued)
Electric Utilities (continued)
Vistra Operations Co. LLC, 2016 Term Loan B2, (1 mo. LIBOR + 2.75%), 4.02%, 12/14/23(g)	USD	370	$371,688

			10,920,969
Electrical Equipment — 0.7%
Gates Global LLC, 2017 Repriced Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.39%, 04/01/24(g)		4,006	4,025,954

Electronic Equipment, Instruments & Components — 0.2%
Excelitas Technologies Corp., 2017 1st Lien Term Loan, 4.75%, 11/15/24(g)		920	925,750

Energy Equipment & Services — 1.0%
Exgen Texas Power LLC, Term Loan B, 0.00%, 09/16/21(g)		850	525,639
Gavilan Resources LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.00% 1.00% Floor), 7.24%, 03/01/24(g)		2,550	2,505,375
Ocean Rig UDW Inc., Term Loan, (Fixed + 8.00%), 8.00%, 09/20/24		131	132,304
Pioneer Energy Services Corp., Term Loan, (1 Week LIBOR + 7.75% 1.00% Floor), 8.99%, 11/02/22(g)		845	846,056
Seadrill Partners Finco LLC, Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.33%, 02/21/21(g)		654	502,964
Weatherford International Ltd., Term Loan, (1 mo. LIBOR + 2.30%), 3.65%, 07/13/20(g)		1,326	1,289,545

			5,801,883
Food & Staples Retailing — 2.2%
BJ’s Wholesale Club, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 4.99%, 02/03/24(g)		1,861	1,830,031
Hostess Brands LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.25%), 3.60%, 08/03/22(g)		2,754	2,757,031
Rite Aid Corp.(g):
2nd Lien Term Loan, (1 Week LIBOR + 4.75% 1.00% Floor), 5.96%, 08/21/20		1,247	1,250,162
2nd Lien Term Loan, (1 Week LIBOR + 3.87% 1.00% Floor), 5.09%, 06/21/21		2,373	2,376,445

Security	Par (000)		Value
Floating Rate Loan Interests (continued)
Food & Staples Retailing (continued)
US Foods, Inc., 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 4.10%, 06/27/23(g)	USD	4,155	$4,175,425

			12,389,094
Food Products — 3.0%
Albertsons LLC, 2017 Term Loan B4, (1 mo. LIBOR + 2.75%), 4.10%, 08/25/21(g)		2,047	1,986,853
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 4.74%, 10/09/23(g)		2,485	2,509,497
Dole Food Company Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75% 1.00% Floor), 3.99%, 04/06/24(g)		1,053	1,056,735
JBS USA LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 3.76%, 10/30/22(g)		3,702	3,622,507
Pinnacle Foods Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 3.24%, 02/02/24(g)		2,620	2,634,113
Reddy Ice Corp.(g):
1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 6.88%, 05/01/19		1,579	1,552,453
2nd Lien Term Loan, (3 mo. LIBOR + 9.50%), 10.85%, 11/01/19		532	500,080
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 4.10%, 02/05/23(g)		2,779	2,790,851

			16,653,089
Health Care Equipment & Supplies — 3.6%
Cotiviti Corp., Term Loan B, (3 mo. LIBOR + 2.50%), 3.84%, 09/28/23(a)(g)		1,640	1,647,818
CryoLife, Inc., Term Loan B, 5.42%, 11/14/24(a)(g)		1,840	1,849,200
DJO Finance LLC, 2015 Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 06/08/20(g)		5,638	5,581,883
Immucor, Inc., Extended Term Loan B, (2 mo. LIBOR + 5.00% 1.00% Floor), 6.31%, 06/15/21(g)		3,590	3,640,443
Mallinckrodt International Finance SA, Term Loan B, (3 mo. LIBOR + 2.75%), 4.08%, 09/24/24(g)		1,668	1,667,096
Ortho-Clinical Diagnostics SA, Term Loan B, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.08%, 06/30/21(g)		4,462	4,470,273

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (continued) November 30, 2017	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Floating Rate Loan Interests (continued)
Health Care Equipment & Supplies (continued)
YI LLC, 2017 1st Lien Term Loan, 5.00%, 11/07/24(a)(g)	USD	1,015	$1,012,462

			19,869,175
Health Care Providers & Services — 6.1%
Acadia Healthcare Co., Inc.(g):
Term Loan B1, (1 mo. LIBOR + 2.75%), 4.10%, 02/11/22		456	458,953
Tranche B-2 Term Loan, (1 mo. LIBOR + 2.75%), 3.99%, 02/16/23		2,122	2,132,811
Air Medical Group Holdings, Inc., 2017 Term Loan B2, 5.58%, 09/07/24(g)		1,450	1,456,887
Auris Luxembourg III Sarl, 2017 Term Loan B7, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.33%, 01/17/22(g)		2,426	2,442,647
CHG Healthcare Services, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.63%, 06/07/23(g)		3,374	3,385,230
Community Health Systems, Inc., Term Loan G, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.23%, 12/31/19(g)		475	461,786
Curo Health Services Holdings, Inc., 2015 1st Lien Term Loan, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.35%, 02/07/22(g)		822	820,998
DaVita HealthCare Partners, Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 4.10%, 06/24/21(g)		833	840,219
DuPage Medical Group, Ltd.(g):
1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 4.36%, 08/15/24(a)		1,135	1,136,419
2nd Lien Term Loan, (3 mo. LIBOR + 7.00%), 8.42%, 08/15/25		395	395,494
Envision Healthcare Corp., 2016 Term Loan B, (1 mo. LIBOR + 3.00%), 4.35%, 12/01/23(g)		5,553	5,563,289
Explorer Holdings, Inc., 2016 Term Loan B, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.13%, 05/02/23(g)		1,077	1,084,006
HC Group Holdings III, Inc., Term Loan B, (1 mo. LIBOR + 5.00% 1.00% Floor), 6.35%, 04/07/22(g)		1,423	1,435,388
HCA, Inc., Term Loan B9, (1 mo. LIBOR + 2.00%), 3.35%, 03/17/23(g)		2,174	2,180,304
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.33%, 06/07/23(g)		2,386	2,387,390

Security	Par (000)		Value
Floating Rate Loan Interests (continued)
Health Care Providers & Services (continued)
National Mentor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.00%), 4.33%, 01/31/21(g)	USD	482	$483,864
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50% 1.00% Floor), 5.85%, 10/20/22(a)(g)		1,804	1,813,397
NVA Holdings, Inc., 1st Lien Term Loan B2, (3 mo. LIBOR + 3.50%), 4.83%, 08/14/21(g)		1,749	1,760,293
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.10%, 02/06/24(g)		1,262	1,232,998
Vizient, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 4.85%, 02/13/23(g)		1,776	1,780,847
WP CityMD Bidco LLC, 1st Lien Term Loan, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.33%, 06/07/24(g)		950	954,161

			34,207,381
Health Care Technology — 1.2%
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.10%, 03/01/24(g)		3,625	3,632,750
Press Ganey Holdings, Inc.(g):
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.35%, 10/23/23		1,599	1,608,497
2nd Lien Term Loan, (1 mo. LIBOR + 6.50% 1.00% Floor), 7.85%, 10/21/24		333	336,627
Quintiles IMS, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 3.33%, 03/07/24(g)		1,111	1,116,528

			6,694,402
Hotels, Restaurants & Leisure — 8.1%
Amaya Holdings BV(g):
2nd Lien Term Loan, (3 mo. LIBOR + 7.00% 1.00% Floor), 8.33%, 08/01/22		469	468,865
Repriced Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.83%, 08/01/21		2,723	2,736,882
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.50%), 3.70%, 09/15/23(g)		1,962	1,970,049
Bronco Midstream Funding LLC, Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.44%, 08/15/20(g)		2,170	2,183,142

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (continued) November 30, 2017	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Floating Rate Loan Interests (continued)
Hotels, Restaurants & Leisure (continued)
Burger King Newco Unlimited Liability Co., Term Loan B3, (3 mo. LIBOR + 2.25% 1.00% Floor), 3.58%, 02/16/24(g)	USD	7,273	$7,268,763
Caesars Entertainment Resort Properties LLC, Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 4.85%, 10/11/20(g)		7,960	7,955,278
Caesars Growth Properties Holdings LLC, 2017 Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.10%, 05/08/21(g)		2,024	2,023,328
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 4.09%, 09/27/24(g)		4,454	4,476,270
CCM Merger, Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 4.10%, 08/08/21(g)		1,312	1,316,302
CEC Entertainment, Inc., Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.35%, 02/14/21(g)		713	685,739
Cyan Blue Holdco 3 Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.50%), 4.83%, 07/26/24(g)		1,297	1,303,778
ESH Hospitality, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.60%, 08/30/23(g)		3,213	3,217,076
Four Seasons Hotels Ltd., 1st Lien Term Loan, (1 mo. LIBOR + 2.50%), 3.85%, 11/30/23(g)		223	224,335
Gateway Casinos & Entertainment Ltd., Term Loan B1, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.08%, 02/22/23(g)		304	307,374
Hilton Worldwide Finance LLC, Term Loan B2, (1 mo. LIBOR + 2.00%), 3.33%, 10/25/23(g)		1,800	1,808,168
La Quinta Intermediate Holdings LLC, Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.11%, 04/14/21(g)		821	823,867
Playa Resorts Holding BV, 2017 Term Loan B, 4.32%, 04/05/24(g)		1,090	1,093,815
Scientific Games International, Inc., 2017 Term Loan B4, (1 mo. LIBOR + 3.25%), 4.60%, 08/14/24(g)		3,906	3,939,336

Security	Par (000)		Value
Floating Rate Loan Interests (continued)
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 2.00%), 3.28%, 06/16/23(g)	USD	1,440	$1,450,570

			45,252,937
Household Durables — 0.3%
Serta Simmons Bedding LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 8.00% 1.00% Floor), 9.24%, 11/08/24(g)		2,108	1,913,349

Household Products — 1.1%
Diamond (BC) B.V., Term Loan, (2 mo. LIBOR + 3.00%), 4.42%, 09/06/24(g)		2,315	2,316,342
Spectrum Brands, Inc., 2017 Term Loan B, (2 mo. LIBOR + 2.00%), 3.40%, 06/23/22(g)		3,835	3,854,221

			6,170,563
Independent Power and Renewable Electricity Producers — 3.2%
AES Corp., 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 3.45%, 05/24/22(g)		1,065	1,067,982
Aria Energy Operating LLC, Term Loan, (1 mo. LIBOR + 4.50% 1.00% Floor), 5.85%, 05/27/22(a)(g)		1,106	1,111,835
Calpine Construction Finance Co., LP, Original Term Loan B1, (1 mo. LIBOR + 2.25%), 3.60%, 05/03/20(g)		1,041	1,039,928
Calpine Corp.(g):
Term Loan B5, (3 mo. LIBOR + 2.75%), 4.09%, 01/15/24		1,115	1,115,570
Term Loan B6, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.09%, 01/15/23		2,112	2,114,255
Term Loan B7, (3 mo. LIBOR + 2.75%), 4.09%, 05/31/23		764	764,849
Dynegy, Inc., 2017 Term Loan C, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 02/07/24(g)		3,150	3,167,233
Granite Acquisition, Inc.(g):
Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.34%, 12/19/21		3,281	3,312,915
Term Loan C, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.33%, 12/19/21		148	149,766
Nautilus Power LLC, Term Loan B, (1 mo. LIBOR + 4.25% 1.00% Floor), 5.60%, 05/16/24(g)		2,618	2,636,767

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (continued) November 30, 2017	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Floating Rate Loan Interests (continued)
Independent Power and Renewable Electricity Producers (continued)
Terra-Gen Finance Co. LLC, Term Loan B, (1 mo. LIBOR + 4.25% 1.00% Floor), 5.60%, 12/09/21(a)(g)	USD	1,297	$1,166,825

			17,647,925
Industrial Conglomerates — 0.8%
Cortes NP Acquisition Corp., 2017 Term Loan B, (PRIME + 3.00%), 5.35%, 11/30/23(g)		2,856	2,867,656
Sequa Corp., 1st Lien Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 6.87%, 11/28/21(g)		1,496	1,505,602

			4,373,258
Insurance — 2.7%
Alliant Holdings I, Inc., 2015 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.58%, 08/12/22(g)		2,778	2,788,764
AmWINS Group, Inc(g):
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75% 1.00% Floor), 8.10%, 01/25/25		822	833,097
2017 Term Loan B, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.10%, 01/25/24		1,866	1,870,565
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan, (1 mo. LIBOR + 3.50%), 4.85%, 10/22/24(g)		983	989,503
Davis Vision Inc., 1st Lien Term Loan B, 4.38%, 11/01/24(g)		1,851	1,860,255
Hub International Ltd., Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.41%, 10/02/20(g)		1,443	1,449,011
Sedgwick Claims Management Services, Inc.(g):
1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.10%, 03/01/21		1,959	1,965,081
2016 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.58%, 03/01/21		894	898,996
2nd Lien Term Loan, (1 mo. LIBOR + 5.75% 1.00% Floor), 7.10%, 02/28/22		1,805	1,820,794

Security		Par (000)	Value
Floating Rate Loan Interests (continued)
Insurance (continued)
Stratose Intermediate Holdings II LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 06/22/23(g)	USD	728	$732,275

			15,208,341
Internet & Direct Marketing Retail — 0.3%
Harbor Freight Tools USA, Inc., 2016 Term Loan B, (1 mo. LIBOR + 3.25%), 4.60%, 08/18/23(g)		1,477	1,485,027

Internet Software & Services — 2.3%
Go Daddy Operating Co. LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.25%), 3.60%, 02/15/24(g)		3,768	3,777,387
GTT Communications, Inc., 2017 Add on Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.63%, 01/09/24(g)		362	364,527
Inmar Holdings, Inc., 2017 1st Lien Term Loan, (2 mo. LIBOR + 3.50% 1.00% Floor), 4.92%, 05/01/24(g)		1,037	1,038,697
Intralinks, Inc., 1st Lien Term Loan, 5.41%, 11/11/24(g)		1,135	1,129,325
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.38%, 11/03/23(g)		3,326	3,320,304
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75% 1.00% Floor), 5.10%, 05/06/24(g)		1,546	1,540,976
WaveDivision Holdings LLC, Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.13%, 10/15/19(g)		1,439	1,439,367

			12,610,583
IT Services — 8.1%
Cologix, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.46%, 03/20/24(g)		1,761	1,758,949
First Data Corp.(g):
2022 Term Loan, (1 mo. LIBOR + 2.25%), 3.56%, 07/08/22		2,848	2,847,769
2024 Term Loan, (1 mo. LIBOR + 2.25%), 3.56%, 04/26/24		10,241	10,239,052
Term Loan A, (1 mo. LIBOR + 1.75%), 3.06%, 06/02/20		627	627,421
NeuStar, Inc.(g):
Term Loan B1, (3 mo. LIBOR + 3.25%), 4.65%, 01/08/20		234	236,645

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (continued) November 30, 2017	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Floating Rate Loan Interests (continued)
IT Services (continued)
NeuStar, Inc. (g) (continued):
Term Loan B2, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.15%, 08/08/24	USD	776	$782,590
Optiv Security, Inc.(g):
1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.63%, 02/01/24		3,678	3,502,145
2nd Lien Term Loan, (3 mo. LIBOR + 7.25% 1.00% Floor), 8.63%, 02/01/25		1,141	1,055,283
Peak 10, Inc.(g):
2017 1st Lien Term Loan, (2 mo. LIBOR + 3.50% 1.00% Floor), 4.82%, 08/01/24		1,370	1,372,137
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.25% 1.00% Floor), 8.63%, 08/01/25		1,620	1,637,545
Sabre Global Inc., Incremental Term Loan B, (1 mo. LIBOR + 2.25% 1.00% Floor), 3.60%, 02/22/24(g)		2,565	2,574,429
TKC Holdings, Inc.(g):
2017 2nd Lien Term Loan, (2 mo. LIBOR + 8.00% 1.00% Floor), 9.42%, 02/01/24		1,337	1,347,028
2017 Term Loan, (1 mo. LIBOR + 4.25% 1.00% Floor), 5.67%, 02/01/23		2,283	2,307,799
Trans Union LLC, Term Loan B3, (1 mo. LIBOR + 2.00%), 3.35%, 04/10/23(g)		4,918	4,935,006
Vantiv LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 3.25%, 10/14/23(g)		1,098	1,103,512
VF Holding Corp., Reprice Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 06/30/23(g)		4,752	4,777,233
WEX, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.75%), 4.10%, 06/30/23(g)		3,733	3,755,482

			44,860,025
Leisure Products — 0.2%
MND Holdings III Corp.(a)(g):
2017 1st Lien Term Loan B, 5.30%, 06/19/24		236	236,893
2017 Term Loan B, (3 mo. LIBOR + 4.50% 1.00% Floor), 5.83%, 06/19/24		798	801,990

			1,038,883

Security		Par (000)	Value
Floating Rate Loan Interests (continued)
Life Sciences Tools & Services — 0.8%
Albany Molecular Research, Inc.(g):
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.58%, 08/30/24	USD	1,991	$1,996,814
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00% 1.00% Floor), 8.33%, 08/30/25		905	916,312
Parexel International Corp., Term Loan B, (1 mo. LIBOR + 3.00%), 4.35%, 09/27/24(g)		1,664	1,673,019

			4,586,145
Machinery — 2.5%
Clark Equipment Co., 2017 Term Loan B, (3 mo. LIBOR + 2.50%), 3.83%, 05/18/24(g)		1,123	1,127,967
Columbus McKinnon Corp., Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.33%, 01/31/24(a)(g)		209	210,014
Faenza Acquisition GmbH(g):
Term Loan B1, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.23%, 08/30/20		879	878,511
Term Loan B3, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.23%, 08/30/20		269	269,020
Gardner Denver, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.75%), 4.08%, 07/30/24(g)		2,400	2,407,372
Hayward Industries, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 4.85%, 08/05/24(g)		1,639	1,642,785
Infiltrator Systems, Inc., 2017 1st Lien Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.33%, 05/27/22(g)		1,960	1,972,802
Mueller Water Products, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.50%), 3.85%, 11/25/21(g)		778	783,956
Rexnord LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.11%, 08/21/23(g)		2,146	2,147,704
Signode Industrial Group US, Inc., Term Loan B, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.10%, 05/04/21(g)		827	831,274

12	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (continued) November 30, 2017	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Floating Rate Loan Interests (continued)
Machinery (continued)
Tecomet Inc., 2017 Repriced Term Loan, (PRIME + 2.50%), 5.13%, 05/01/24(g)	USD	1,398	$1,408,069

			13,679,474
Media — 12.3%
Altice Financing SA(g):
2017 1st Lien Term Loan, 3.00%, 01/05/26(a)		408	395,760
2017 Term Loan B, (3 mo. LIBOR + 2.75%), 4.11%, 07/15/25		560	546,841
Altice US Finance I Corp., 2017 Term Loan, (1 mo. LIBOR + 2.25%), 3.60%, 07/28/25(g)		6,472	6,421,099
CBS Radio Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.75%), 4.17%, 11/17/24(g)		861	866,704
Charter Communications Operating LLC, 2016 Term Loan I Add, (1 mo. LIBOR + 2.25%), 3.60%, 01/15/24(g)		8,234	8,269,287
CSC Holdings LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.25%), 3.51%, 07/17/25(g)		4,686	4,656,878
DHX Media Ltd., Term Loan B, (1 mo. LIBOR + 3.75% 1.00% Floor), 5.10%, 12/29/23(g)		788	788,521
Getty Images, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 4.83%, 10/18/19(g)		576	500,787
Gray Television, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.49%, 02/07/24(g)		650	653,013
Hemisphere Media Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%), 4.85%, 02/08/24(g)		1,575	1,497,741
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.35%, 05/31/21(g)		586	543,642
iHeartCommunications, Inc.(g):
Extended Term Loan E, (3 mo. LIBOR + 7.50%), 8.83%, 07/30/19		515	385,447
Term Loan D, (3 mo. LIBOR + 6.75%), 8.08%, 01/30/19		5,966	4,494,263
Intelsat Jackson Holdings SA, Term Loan B2, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.07%, 06/30/19(g)		5,349	5,331,257
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 12/01/23(a)(g)		1,816	1,822,490

Security		Par (000)	Value
Floating Rate Loan Interests (continued)
Media (continued)
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.86%, 01/07/22(g)	USD	603	$571,342
Live Nation Entertainment, Inc., Term Loan B3, (1 mo. LIBOR + 2.25%), 3.63%, 10/31/23(g)		480	483,163
Mediacom Illinois LLC, Term Loan K, (1 Week LIBOR + 2.25%), 3.46%, 02/15/24(g)		1,084	1,085,109
Mission Broadcasting, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.50%), 3.74%, 01/17/24(g)		412	412,654
Nexstar Broadcasting, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.50%), 3.74%, 01/17/24(g)		3,261	3,268,783
Numericable Group SA, Term Loan B12, (3 mo. LIBOR + 3.00%), 4.35%, 01/31/26(g)		1,085	1,057,875
PSAV Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.88%, 04/27/24(g)		1,820	1,834,091
Radiate Holdco LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 4.35%, 02/01/24(g)		1,368	1,357,016
SBA Senior Finance II LLC, Term Loan B1, (1 mo. LIBOR + 2.25%), 3.60%, 03/24/21(g)		4,392	4,402,791
Sinclair Television Group, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%), 3.60%, 01/03/24(g)		195	194,649
Trader Corp., 2017 Term Loan B, (OR + 3.00% 1.00% Floor), 4.41%, 09/28/23(g)		1,434	1,434,955
Tribune Media Co., Term Loan C, (1 mo. LIBOR + 3.00%), 4.35%, 01/27/24(g)		3,696	3,701,428
Unitymedia Finance LLC, Term Loan B, (1 mo. LIBOR + 2.25%), 3.50%, 09/30/25(g)		1,680	1,679,294
Univision Communications, Inc., Term Loan C5, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.10%, 03/15/24(g)		1,683	1,669,974
Virgin Media Bristol LLC, 2017 Term Loan, 2.50%, 01/31/26(g)		5,593	5,589,532
William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, (2 mo. LIBOR + 3.25% 1.00% Floor), 4.57%, 05/06/21(g)		243	243,620

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (continued) November 30, 2017	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Floating Rate Loan Interests (continued)
Media (continued)
Ziggo Secured Finance Partnership, Term Loan E, (1 mo. LIBOR + 2.50%), 3.75%, 04/15/25(g)	USD	2,485	$2,469,754

			68,629,760
Metals & Mining — 0.1%
WireCo WorldGroup, Inc., 2016 1st Lien Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 6.82%, 09/30/23(g)		743	743,116

Multiline Retail — 0.6%
Eyemart Express LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.25%, 08/04/24(g)		985	986,231
Hudson’s Bay Co., 2015 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.72%, 09/30/22(g)		2,208	2,170,197

			3,156,428
Oil, Gas & Consumable Fuels — 4.2%
BCP Raptor LLC, Term Loan B, (3 mo. LIBOR + 4.25% 1.00% Floor), 5.73%, 06/24/24(g)		1,766	1,777,722
BCP Renaissance Parent LLC, 2017 Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.38%, 10/31/24(g)		2,117	2,136,180
California Resources Corp.(g):
2017 1st Lien Term Loan, 5.75%, 11/08/22		1,778	1,747,792
Second Out Term Loan, (1 mo. LIBOR + 10.37%), 11.66%, 12/31/21		2,168	2,341,764
Chesapeake Energy Corp., Term Loan, (3 mo. LIBOR + 7.50% 1.00% Floor), 8.95%, 08/23/21(g)		2,706	2,877,953
CITGO Holding, Inc., 2015 Term Loan B, (3 mo. LIBOR + 8.50% 1.00% Floor), 9.84%, 05/12/18(g)		999	1,001,138
CONSOL Energy, Inc., 1st Lien Term Loan B, 6.25%, 10/26/22(g)		855	857,130
EWT Holdings III Corp., 1st Lien Term Loan, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.08%, 01/15/21(g)		590	594,315
Medallion Midland Acquisition LLC, 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.56%, 10/30/24(a)(g)		1,305	1,306,631
MEG Energy Corp., 2017 Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.83%, 12/31/23(g)		2,280	2,278,464

Security		Par (000)	Value
Floating Rate Loan Interests (continued)
Oil, Gas & Consumable Fuels (continued)
Moxie Patriot LLC, Term Loan B1, (3 mo. LIBOR + 5.75%), 7.08%, 12/19/20(a)(g)	USD	347	$335,229
PowerTeam Services LLC(g):
1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.58%, 05/06/20(a)		499	500,630
2nd Lien Term Loan, (3 mo. LIBOR + 7.25% 1.00% Floor), 8.58%, 11/06/20		470	468,238
Ultra Resources, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.41%, 04/12/24(g)		1,508	1,504,230
Veresen Midstream LP, Reprice Term Loan B, (1 mo. LIBOR + 3.00%), 4.35%, 03/31/22(g)		2,708	2,724,895
Vine Oil & Gas LP, Term Loan B, (1 mo. LIBOR + 6.87% 1.00% Floor), 8.22%, 12/12/21(a)(g)		1,205	1,186,925

			23,639,236
Personal Products — 1.3%
Clover Merger Sub, Inc.(g):
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.83%, 09/26/24		3,855	3,681,525
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.75% 1.00% Floor), 9.08%, 09/26/25		1,750	1,575,000
Prestige Brands, Inc., Term Loan B4, (1 mo. LIBOR + 2.75%), 4.10%, 01/26/24(g)		1,867	1,875,917
Revlon Consumer Products Corp., 2016 Term Loan B, (1 mo. LIBOR + 3.50%), 4.85%, 09/07/23(g)		284	214,372

			7,346,814
Pharmaceuticals — 2.7%
Akorn, Inc., Term Loan B, (1 mo. LIBOR + 4.25%), 5.63%, 04/16/21(a)(g)		2,483	2,489,505
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, (1 Week LIBOR + 2.25%), 3.45%, 01/31/25(g)		5,696	5,710,616
Jaguar Holding Co. II, 2017 Term Loan, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.10%, 08/18/22(g)		3,902	3,908,115

14	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (continued) November 30, 2017	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Floating Rate Loan Interests (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc., Series F1 Term Loan B, (1 mo. LIBOR + 3.50%), 4.75%, 04/01/22(g)	USD	2,994	$3,033,059

			15,141,295
Professional Services — 1.2%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.63%, 07/23/21(g)		555	538,362
Cast and Crew Payroll LLC, 2017 1st Lien Term Loan B, (3 mo. LIBOR + 3.00%), 4.33%, 09/26/24(g)		2,360	2,374,499
Information Resources, Inc., 1st Lien Term Loan, (OR + 4.25% 1.00% Floor), 5.62%, 01/18/24(g)		781	785,629
SIRVA Worldwide, Inc., 2016 Term Loan, (3 mo. LIBOR + 6.50% 1.00% Floor), 7.84%, 11/14/22(a)(g)		815	818,917
Sterling Infosystems, Inc., 1st Lien Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.84%, 06/20/22(a)(g)		1,916	1,921,017

			6,438,424
Real Estate Investment Trusts (REITs) — 1.2%
Capital Automotive LP, 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.50% 1.00% Floor), 3.85%, 03/24/24(g)		768	769,766
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, (1 mo. LIBOR + 2.25%), 3.60%, 04/25/23(g)		4,657	4,674,573
RHP Hotel Properties LP, 2017 Term Loan B, (3 mo. LIBOR + 2.25%), 3.67%, 05/11/24(a)(g)		1,363	1,371,670

			6,816,009
Real Estate Management & Development — 1.5%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 3.85%, 04/18/24(g)		3,603	3,617,427
DTZ US Borrower LLC, 2015 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.63%, 11/04/21(g)		1,410	1,384,969
Realogy Corp.(g):
2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.60%, 07/20/22		2,109	2,117,210

Security		Par (000)	Value
Floating Rate Loan Interests (continued)
Real Estate Management & Development (continued)
Realogy Corp.(g) (continued):
Term Loan A, (1 mo. LIBOR + 2.00%), 3.28%, 10/23/20	USD	1,044	$1,042,225

			8,161,831
Road & Rail — 0.7%
PODS LLC, 2017 Term Loan B, 4.00%, 11/21/24(g)		2,777	2,785,692
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 4.81%, 06/13/23(g)		1,233	1,236,248

			4,021,940
Semiconductors & Semiconductor Equipment — 0.6%
Cavium, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.60%, 08/16/22(a)(g)		811	811,384
MaxLinear, Inc., Term Loan B, (1 mo. LIBOR + 2.50%), 3.76%, 05/12/24(a)(g)		370	372,064
Microsemi Corp., 2017 1st Lien Term Loan B, (2 mo. LIBOR + 2.00%), 3.38%, 01/13/23(g)		395	396,183
ON Semiconductor Corp., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 3.60%, 03/31/23(g)		530	532,030
Versum Materials, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 3.33%, 09/29/23(g)		946	949,591

			3,061,252
Software — 13.2%
Almonde, Inc. (g):
1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.98%, 06/13/24		2,000	1,997,348
2nd Lien Term Loan, (3 mo. LIBOR + 7.25% 1.00% Floor), 8.73%, 06/13/25		553	552,724
Applied Systems, Inc.(g):
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.57%, 09/19/24		2,088	2,108,686
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00% 1.00% Floor), 8.32%, 09/19/25		491	504,607
Aptean, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 4.25% 1.00% Floor), 5.59%, 12/20/22(g)		1,100	1,106,808

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (continued) November 30, 2017	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Floating Rate Loan Interests (continued)
Software (continued)
BMC Software Finance, Inc., 2017 Term Loan, (1 mo. LIBOR + 3.75% 1.00% Floor), 5.10%, 09/10/22(g)	USD	3,599	$3,602,395
Cypress Intermediate Holdings, Inc.(g):
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.35%, 04/27/24		918	919,261
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75% 1.00% Floor), 8.10%, 04/27/25		814	833,332
Dell Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 3.35%, 09/07/23(g)		2,508	2,508,559
Digicel International Finance Ltd., 2017 Term Loan B, (1 mo. LIBOR + 3.75%), 5.08%, 05/28/24(g)		2,187	2,187,547
DTI Holdco, Inc., 2016 Term Loan B, (3 mo. LIBOR + 5.25% 1.00% Floor), 6.63%, 09/30/23(g)		1,449	1,441,757
Hyland Software, Inc.(g):
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.60%, 07/01/22		1,455	1,467,941
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 8.35%, 07/07/25		420	428,400
Infor (US), Inc., Term Loan B6, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.08%, 02/01/22(g)		3,686	3,681,073
Informatica Corp., Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.83%, 08/05/22(g)		3,344	3,350,600
IQOR US, Inc., Term Loan B, (3 mo. LIBOR + 5.00% 1.00% Floor), 6.34%, 04/01/21(g)		1,290	1,283,708
Kronos, Inc.(g):
2017 Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.84%, 11/01/23		4,576	4,596,210
2nd Lien Term Loan, (3 mo. LIBOR + 8.25% 1.00% Floor), 9.63%, 11/01/24		1,695	1,745,494
LANDesk Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 4.25% 1.00% Floor), 5.60%, 01/20/24(g)		398	384,974
MA FinanceCo., LLC, Term Loan B3, (3 mo. LIBOR + 2.75%), 4.06%, 06/21/24(g)		261	261,830

Security		Par (000)	Value
Floating Rate Loan Interests (continued)
Software (continued)
McAfee LLC, 2017 Term Loan B, (3 mo. LIBOR + 4.50% 1.00% Floor), 5.83%, 09/30/24(g)	USD	1,870	$1,877,891
Mitchell International, Inc.(g):
1st Lien Term Loan, (2 mo. LIBOR + 3.50% 1.00% Floor), 4.81%, 10/13/20		2,095	2,095,202
2017 1st Lien Term Loan, 4.25%, 11/20/24		3,967	3,966,604
2017 2nd Lien Term Loan, 8.50%, 11/20/25		1,275	1,284,027
2nd Lien Term Loan, (3 mo. LIBOR + 7.50% 1.00% Floor), 8.88%, 10/11/21		1,600	1,600,000
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.04%, 04/26/24(g)		1,935	1,891,662
Project Leopard Holdings, Inc., Term Loan B, (3 mo. LIBOR + 5.50% 1.00% Floor), 6.83%, 07/07/23(g)		870	875,437
Seattle Spinco, Inc., Term Loan B3, (3 mo. LIBOR + 2.75%), 4.06%, 06/21/24(g)		1,765	1,768,202
SolarWinds Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 4.85%, 02/05/23(g)		3,205	3,216,128
Solera LLC, Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 03/03/23(g)		3,993	4,010,480
Sophia LP, 2017 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.58%, 09/30/22(g)		4,516	4,513,430
SS&C Technologies, Inc.(g):
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 3.60%, 07/08/22		4,224	4,249,638
2017 Term Loan B2, (1 mo. LIBOR + 2.25%), 3.60%, 07/08/22		184	184,628
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 3.00%), 4.35%, 05/01/24(g)		3,322	3,314,401
Tibco Software Inc., Repriced Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 4.85%, 12/04/20(g)		2,414	2,418,549

16	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (continued) November 30, 2017	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Floating Rate Loan Interests (continued)
Software (continued)
Veritas Bermuda Ltd., Repriced Term Loan B, (3 mo. LIBOR + 4.50% 1.00% Floor), 5.83%, 01/27/23(g)	USD	1,314	$1,313,831

			73,543,364
Specialty Retail — 2.4%
Academy Ltd., 2015 Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.32%, 07/01/22(g)		717	574,340
Belron SA, Term Loan B, (3 mo. LIBOR + 2.50%), 3.89%, 11/07/24(g)		2,453	2,469,092
Leslie’s Poolmart, Inc., 2016 Term Loan, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.06%, 08/16/23(g)		2,072	2,063,668
Michaels Stores, Inc., 2016 Term Loan B1, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.10%, 01/30/23(g)		1,693	1,676,852
National Vision, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 2.75%), 3.94%, 11/12/24(g)		1,820	1,819,287
Party City Holdings, Inc., 2016 Term Loan, (3 mo. LIBOR + 3.00%), 4.34%, 08/19/22(g)		896	896,968
Petco Animal Supplies, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.38%, 01/26/23(g)		1,509	1,186,306
PetSmart, Inc., Term Loan B2, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.34%, 03/11/22(g)		183	157,127
Staples, Inc., 2017 Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.31%, 09/12/24(g)		1,627	1,556,697
Things Remembered, Inc., 2016 Term Loan, (1 mo. LIBOR + 1.00%), 1.00%, 02/29/20(a)(g)		1,072	—

Security		Par (000)	Value
Floating Rate Loan Interests (continued)
Specialty Retail (continued)
TruGreen LP, 2017 Term Loan, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.25%, 04/13/23(g)	USD	1,140	$1,155,523

			13,555,860
Technology Hardware, Storage & Peripherals — 0.9%
Western Digital Corp., 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 3.31%, 04/29/23(g)		4,951	4,963,267

Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials Operations LLC, Term Loan B, (3 mo. LIBOR + 5.25% 1.00% Floor), 6.58%, 08/12/22(a)(g)		2,403	2,418,278

Thrifts & Mortgage Finance — 0.5%
IG Investment Holdings LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.89%, 10/29/21(g)		2,721	2,737,579

Trading Companies & Distributors — 1.5%
Beacon Roofing Supply, Inc.(g):
2017 Term Loan B, 3.61%, 08/23/24		3,235	3,241,082
Term Loan B, (1 mo. LIBOR + 2.75%), 4.06%, 10/01/22		1,373	1,375,294
HD Supply, Inc.(g):
Term Loan B3, (3 mo. LIBOR + 2.25%), 3.58%, 08/13/21		2,365	2,375,627
Term Loan B4, (3 mo. LIBOR + 2.50%), 3.83%, 10/17/23		1,027	1,034,089
Nexeo Solutions LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.75%), 5.08%, 06/09/23(g)		247	248,119

			8,274,211
Transportation — 0.1%
Gruden Acquisition, Inc., 2017 Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 6.83%, 08/18/22(g)		788	785,728

Utilities — 0.1%
ExGen Renewables IV LLC, Term Loan B, 4.00%, 11/07/24(a)(g)		740	745,550

Wireless Telecommunication Services — 3.0%
GEO Group, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.25%), 3.57%, 03/22/24(g)		2,433	2,435,816

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (continued) November 30, 2017	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)/Shares/Investment Value (000)/ Beneficial Interest (000)		Value
Floating Rate Loan Interests (continued)
Wireless Telecommunication Services (continued)
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 0.00%, 12/07/20(h)	USD	6,596	$6,254,874
VICI Properties 1 LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%), 4.75%, 10/14/22(g)		7,780	7,777,816

			16,468,506

Total Floating Rate Loan Interests — 138.2% (Cost — $771,853,640)			769,083,459

Investment Companies — 2.0%
Capital Markets — 2.0%
iShares iBoxx $ High Yield Corporate Bond ETF		81,000	7,110,180
SPDR Bloomberg Barclays Short Term High Yield Bond ETF		145,000	4,022,300

Total Investment Companies — 2.0% (Cost — $11,106,802)			11,132,480

Other Interests — 0.0%(a)(b)(i)

IT Services — 0.0%
Millennium Lender Claims		3,115	—

Trust Preferred — 0.3%

Diversified Financial Services — 0.3%
GMAC Capital Trust I, Series 2, 7.10%, 2/15/2040(e) (Cost — $1,606,167)		60,894	1,585,934

Security	Share	Value
Rights — 0.0%
Electric Utilities — 0.0%
Vista Energy(a)	46,682	$43,881

Warrants — 0.0%
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)(a) (Cost — $24)	2,406	62

Total Long-Term Investments — 151.1% (Cost — $845,405,981)		840,627,430

Short-Term Securities — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.96%(j)(k)	8,294,523	8,294,523

Total Short-Term Securities — 1.5% (Cost — $8,294,523)		8,294,523

Options Purchased — 0.0% (Cost — $127,091)		73,361

Total Investments — 152.6% (Cost — $853,827,595)		848,995,314
Liabilities in Excess of Other Assets — (52.6)%		(292,600,718)

Net Assets — 100.0%		$556,394,596

18	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (continued) November 30, 2017	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Floating rate security. Rate shown is the rate in effect as of period end.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Rate shown is the rate in effect as of period end.

(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Variable rate security. Rate shown is the rate in effect as of period end.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)	Annualized 7-day yield as of period end.
(k)	During the period ended November 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 08/31/17	Shares Purchased		Shares Sold	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,819,454	4,475,069	(b)	—	8,294,523	$8,294,523	$7,143	$—	$—
iShares iBoxx $ High Yield Corporate Bond ETF	—	81,000		—	81,000	7,110,180	22,649	—	(59,098)

						$15,404,703	$29,792	$—	$(59,098)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.

For Fund compliance purposes, the sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

CLO	Collateralized Loan Obligation
CR	Custodian Receipt
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
GBP	British Pound
ISDA	International Swaps and Derivatives Association, Inc.
OTC	Over-the-Counter
PIK	Payment-In-Kind
SPDR	Standard & Poor’s Depository Receipts
USD	U.S. Dollar

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (continued) November 30, 2017	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	235,833	USD	312,154	Goldman Sachs International	12/05/17	$ 6,794
GBP	1,000,000	USD	1,330,540	National Australia Bank Ltd.	12/05/17	21,893
GBP	1,430,000	USD	1,893,639	UBS AG	12/05/17	40,341

						69,028

USD	3,536,202	GBP	2,667,320	Bank of America N.A.	12/05/17	(71,170)
USD	1,329,622	GBP	998,000	Goldman Sachs International	12/05/17	(20,106)
USD	1,352,554	GBP	999,000	HSBC Bank USA N.A.	01/04/18	(332)

						(91,608)

	Net Unrealized Depreciation					$ (22,580)

OTC Interest Rate Swaptions Purchased

				Received by the Fund		Paid by the Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate	Frequency	Rate	Frequency	Notional Amount (000)		Value
Put
10-Year Interest Rate Swap, 03/02/28	JPMorgan Chase Bank N.A.	02/28/18	2.52%	3-Month LIBOR	Quarterly	2.52%	Quarterly	USD	4,800	$31,418
10-Year Interest Rate Swap, 03/02/28	JPMorgan Chase Bank N.A.	02/28/18	2.62	3-Month LIBOR	Quarterly	2.62	Quarterly	USD	1,600	6,190
10-Year Interest Rate Swap, 03/02/28	JPMorgan Chase Bank N.A.	02/28/18	2.65	3-Month LIBOR	Quarterly	2.65	Quarterly	USD	1,200	3,939
10-Year Interest Rate Swap, 04/18/28	JPMorgan Chase Bank N.A.	04/16/18	2.75	3-Month LIBOR	Quarterly	2.75	Quarterly	USD	5,750	21,604
10-Year Interest Rate Swap, 04/27/28	JPMorgan Chase Bank N.A.	04/25/18	2.65	3-Month LIBOR	Quarterly	2.65	Quarterly	USD	1,650	10,209

Total										$ 73,360

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)		Value
Call
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	44	12/14/19	942.86	USD	—	$1

20	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (continued) November 30, 2017	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CenturyLink, Inc.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	USD	1,249	$235,852	$165,918	$69,934
CenturyLink, Inc.	1.00%	Quarterly	Goldman Sachs International	12/20/22	USD	1,277	241,140	174,084	67,056

							$476,992	$340,002	$136,990

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (continued) November 30, 2017	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global

Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

22	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (continued) November 30, 2017	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$10,558,581	$—	$10,558,581
Common Stocks (a)	267,260	4,188	663,923	935,371
Corporate Bonds	—	44,294,268	2,993,394	47,287,662
Floating Rate Loan Interests	—	734,397,982	34,685,477	769,083,459
Investment Companies	11,132,480	—	—	11,132,480
Rights	—	—	43,881	43,881
Trust Preferred	1,585,934	—	—	1,585,934
Warrants	—	—	62	62
Unfunded Floating Rate Loan Interests(b)		319,759	249,375	569,134
Short-Term Securities:
Short-Term Investment Fund	8,294,523	—	—	8,294,523
Options Purchased	—	73,360	1	73,361

	$21,280,197	$789,648,138	$38,636,113	$849,564,448

Derivative Financial Instruments(c)
Assets:
Foreign currency exchange contracts	$—	$69,028	$—	$69,028
Credit rate contracts	—	136,990	—	136,990
Liabilities:
Foreign currency exchange contracts	—	(91,608)	—	(91,608)

	$—	$114,410	$—	$114,410

(a)	See above Consolidated Schedule of Investments for values in each industry.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $238,000,000 are categorized as Level 2 within the disclosure hierarchy.

During the period ended November 30, 2017, there were no transfers between Level 1 and Level 2.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (continued) November 30, 2017	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Rights	Warrants	Options Purchased	Unfunded Floating Rate Loan Interests	Total
Assets:
Opening balance, as of August 31, 2017	$478,161	$2,513,176	$30,767,366	$3	$49,016	$168	$—	$—	$33,807,890
Transfers into Level 3(a)	—	—	10,987,096	—	—	—	—	—	10,987,096
Transfers out of Level 3(b)	—	—	(10,608,338)	—	—	—	—	—	(10,608,338)
Accrued discounts/premiums	—	—	47,518	—	—	—	—	—	47,518
Net realized gain (loss)	—	874,494	132,263	(61,488)	—	—	—	—	945,269
Net change in unrealized appreciation (depreciation)(c)	185,762	(435,448)	(435,553)	61,485	(5,135)	(106)	1	249,375	(379,619)
Purchases	—	2,728,622	10,818,956	—	—	—	—	—	13,547,578
Sales	—	(2,687,450)	(7,023,831)	—	—	—	—	—	(9,711,281)

Closing balance, as of November 30, 2017	$663,923	$2,993,394	$34,685,477	$—	$43,881	$62	$1	$249,375	$38,636,113

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2017(c)	$185,762	$298,865	$(389,749)	$—	$(5,135)	$(106)	$1	$249,375	$339,013

(a)	As of August 31, 2017 the Fund used observable inputs in determining the value of certain investments. As of November 30, 2017, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.
(b)	As of August 31, 2017, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.
(c)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at as of November 30, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

24	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date:	January 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date:	January 22, 2018